Operating Segments - Reconciliation of Total Segment Operating Income to Consolidated Operating Profit from Continuing Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total segment operating profit	₩ 1,756,276	₩ 1,594,348	₩ 1,432,362
Gain on disposal of property and equipment and intangible assets	21,898	15,985	40,109
Other operating income	50,366	56,259	115,763
Impairment loss on property and equipment and intangible assets	(10,369)	(17,027)	(3,135)
Loss on disposal of property and equipment and intangible assets	(9,369)	(20,465)	(47,369)
Bad debt for accounts receivable – other	(5,256)	(3,011)	(6,001)
Other operating expenses	(1,651,273)	(1,528,976)	(1,431,587)
Operating segments [member]
Disclosure of operating segments [line items]
Total segment operating profit	1,750,235	1,643,390	1,431,767
Operating segments [member] | Adjustments [member]
Disclosure of operating segments [line items]
Total segment operating profit	2,969	(31,320)	(44,605)
Operating segments [member] | After adjustments [member]
Disclosure of operating segments [line items]
Total segment operating profit	1,753,204	1,612,070	1,387,162
Adjustments [member]
Disclosure of operating segments [line items]
Gain on disposal of property and equipment and intangible assets	21,898	15,985	39,136
Others	28,468	40,274	76,627
Other operating income	50,366	56,259	115,763
Impairment loss on property and equipment and intangible assets	(10,369)	(17,027)	(3,135)
Loss on disposal of property and equipment and intangible assets	(9,369)	(20,465)	(28,158)
Donations	(14,766)	(13,125)	(12,800)
Bad debt for accounts receivable – other	(5,256)	(3,011)	(3,995)
Others	(7,534)	(20,353)	(22,475)
Other operating expenses	₩ (47,294)	₩ (73,981)	₩ (70,563)